Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule Of Estimated Useful Lives Of Property And Equipment [Table Text Block]
Asset Description	Estimated Lives
Laboratory Equipment	3 - 8
Leasehold Improvements	1 - 7
Office Furniture, Fixtures, and Equipment	5
Software	3 - 5